Sale of Management/Deconsolidation of Navios Containers (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2019	Aug. 30, 2019	Sep. 30, 2019	Jun. 30, 2020	Dec. 31, 2019
Subsidiary or Equity Method Investee [Line Items]
Common stock shares outstanding				13,466,174	13,360,356
Proceeds from sale of business		$ 20,000
Navios Containers
Subsidiary or Equity Method Investee [Line Items]
Difference between carrying amount of investment and underlying equity in net assets of equity method investee		57,999
Fair value of investment		$ 2,527
Gain/ (loss) on revaluation of retained investment	$ (3,742)		$ (3,742)
Common stock shares outstanding		1,263,276
Closing price of the common stock		$ 2